Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 84,652	$ 102,375
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	69,738	86,695
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	70,223	87,820
Pensions and Seniority Premiums [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(485)	(1,125)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	14,914	15,680
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	14,914	15,680
Termination of Employment [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0